Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (47,802)	£ (36,175)	£ (25,651)
Tax on loss at standard U.K. tax rate	(9,082)	(6,873)	(4,874)
Expenses not deductible	4,757	3,972	2,912
Deduction for R&D	(9,415)	(7,228)	(5,667)
Losses surrendered for R&D tax credit	9,415	7,228	5,667
Deferred tax - PY adjustment		1
Overseas tax payable - current year			1
R&D tax credit - U.S.	(15)		(1)
R&D tax credit - current year	(7,185)	(5,516)	(4,325)
R&D tax credit - prior years	(69)	22	86
Deferred tax asset not recognized	4,325	2,901	1,962
Income tax credit	£ (7,269)	£ (5,493)	£ (4,239)